UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21365

Seligman LaSalle Real Estate Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman LaSalle Monthly Dividend Real Estate Fund
Schedule of Investments (Unaudited)
September 30, 2005

	Shares or Principal Amount		Value
Common Stocks 99.4%
Apartments 14.2%
American Campus Communities	68,175	shs.	$ 1,637,564
Archstone-Smith Trust	33,958		1,353,905
Camden Property Trust	13,009		725,252
Home Properties	103,180		4,049,815
Post Properties	17,720		660,070
Town & Country	140,535		4,078,325
			12,504,931
Commercial Finance 1.3%
Newcastle Investment	41,570		1,159,803

Diversified 8.8%
Colonial Properities Trust	54,658		2,431,188
Crescent Real Estate Equities	115,378		2,366,403
Spirit Finance	256,853		2,889,596
			7,687,187
Freestanding 0.7%
Agree Realty	22,766		643,139

Health Care 10.3%
Health Care Property Investors	34,011		917,957
Health Care REIT	47,532		1,762,962
Health Realty Trust	75,796		3,042,451
Nationwide Health Properties	83,825		1,953,122
Senior Housing Properties Trust	71,629		1,360,951
			9,037,443
Industrial 3.2%
EastGroup Properties	65,092		2,847,775

Lodging/Resorts 7.4%
Eagle Hospitality Properties	230,864		2,304,023
Highland Hospitality	179,033		1,836,879
Hospitality Properties Trust	55,889		2,395,403
			6,536,305
Manufactured Homes 2.3%
Sun Communities	61,405		2,011,628

Office 22.2%
CarrAmerica Realty	69,475		2,497,626
Equity Office Properties Trust	129,357		4,231,267
Highwoods Properties	59,720		1,762,337
HRPT Properties	131,916		1,637,078
Maguire Properties	62,232		1,870,072
Parkway Properties	9,491		445,318
Prentiss Properties	95,130		3,862,278
Reckson Associates Realty	94,002		3,247,769
			19,553,745
Office/Industrial 4.3%
Duke Realty	110,477		3,742,961

Regional Malls 11.8%
Glimcher Realty	100,884		2,468,632
Simon Properties Group	86,341		6,399,595
The Mills Corp.	26,800		1,476,144
			10,344,371
Self Storage 5.2%
Extra Space Storage	51,746		795,853
Sovran Self Storage	35,212		1,723,627
U-Store-It Trust	102,205		2,071,695
			4,591,175
Shopping Centers 7.7%
Heritage Properties Investment Trust	102,382		3,583,370
New Plan Excel Realty Trust	138,399		3,176,257
			6,759,627

Total Common Stocks			87,420,090

Repurchase Agreement 0.4%
State Street Bank 3.10%, dated 9/30/2005, maturing 10/3/2005, in the amount of $319,082, collateralized by: $330,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $326,288	$ 319,000		319,000

Total Investments 99.8%			87,739,090

Other Assets Less Liabilities 0.2%			179,187

Net Assets 100.0%			$87,918,277

The cost of investments for federal income tax purposes was $78,481,355. The tax basis gross appreciation and depreciation of portfolio securities were $10,469,337 and $1,211,602, respectively. Net appreciation was $9,257,735.

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 22, 2005

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.